Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
Schedule of intangible assets
	December 31,	June 30,
	2017	2017

Full service logistics platforms	$190,000	$-

Less: Accumulated amortization	5,278	-

Intangible asset, net	$184,722	$-